Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 20,070	¥ 18,607
Securities lending transactions	1,361	1,208
Total	21,431	19,815
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	7,011	9,459
Securities lending transactions	1,098	943
Total	8,109	10,402
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	10,621	3,586
Securities lending transactions	74	15
Total	10,695	3,601
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,340	4,315
Securities lending transactions	0
Total	1,340	4,315
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,098	1,247
Securities lending transactions	189	250
Total	¥ 1,287	¥ 1,497